Quarterly Holdings Report
for
Fidelity® SAI U.S. Value Index Fund
April 30, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
USV-NPRT3-0624
1.9885513.106
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.6%
Diversified Telecommunication Services - 4.3%
AT&T, Inc.	3,220,972	54,402,217
Verizon Communications, Inc.	1,893,964	74,792,638
		129,194,855
Entertainment - 0.3%
Warner Bros Discovery, Inc. (a)	999,670	7,357,571
Interactive Media & Services - 0.5%
Alphabet, Inc. Class A	85,120	13,855,834
Media - 3.5%
Charter Communications, Inc. Class A (a)	44,487	11,386,003
Comcast Corp. Class A	1,785,010	68,026,731
Fox Corp. Class A	162,038	5,024,798
Interpublic Group of Companies, Inc.	172,538	5,252,057
Liberty Broadband Corp. Class C (a)	59,048	2,936,457
Nexstar Media Group, Inc. Class A	14,521	2,324,231
Omnicom Group, Inc.	89,193	8,280,678
Paramount Global Class B (b)	225,157	2,564,538
		105,795,493
TOTAL COMMUNICATION SERVICES		256,203,753
CONSUMER DISCRETIONARY - 6.6%
Automobile Components - 0.5%
Aptiv PLC (a)	125,702	8,924,842
BorgWarner, Inc.	103,512	3,392,088
Lear Corp.	25,693	3,233,978
		15,550,908
Automobiles - 1.6%
Ford Motor Co.	1,758,147	21,361,486
General Motors Co.	520,055	23,158,049
Harley-Davidson, Inc.	57,093	1,963,428
Thor Industries, Inc.	24,021	2,388,168
		48,871,131
Broadline Retail - 0.9%
Amazon.com, Inc. (a)	74,277	12,998,475
eBay, Inc.	233,802	12,050,155
Macy's, Inc.	123,466	2,275,478
		27,324,108
Distributors - 0.2%
LKQ Corp.	120,549	5,199,278
Hotels, Restaurants & Leisure - 0.3%
Expedia Group, Inc. (a)	58,908	7,930,784
Household Durables - 2.2%
D.R. Horton, Inc.	134,531	19,169,322
KB Home	33,106	2,143,945
Lennar Corp. Class A	116,537	17,669,340
Meritage Homes Corp.	16,420	2,721,451
Mohawk Industries, Inc. (a)	23,811	2,745,885
PulteGroup, Inc.	95,553	10,646,515
Taylor Morrison Home Corp. (a)	48,404	2,711,108
Toll Brothers, Inc.	46,981	5,595,907
Whirlpool Corp.	24,777	2,350,346
		65,753,819
Specialty Retail - 0.3%
Asbury Automotive Group, Inc. (a)(b)	9,270	1,948,925
Best Buy Co., Inc.	86,359	6,359,477
Signet Jewelers Ltd.	19,964	1,957,071
		10,265,473
Textiles, Apparel & Luxury Goods - 0.6%
Crocs, Inc. (a)	27,284	3,393,311
PVH Corp.	26,866	2,923,021
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	60,183	3,975,087
Tapestry, Inc.	103,326	4,124,774
VF Corp.	148,883	1,855,082
		16,271,275
TOTAL CONSUMER DISCRETIONARY		197,166,776
CONSUMER STAPLES - 4.2%
Beverages - 0.1%
Molson Coors Beverage Co. Class B	83,415	4,776,343
Consumer Staples Distribution & Retail - 0.9%
Albertsons Companies, Inc.	181,602	3,704,681
Kroger Co.	298,162	16,512,212
Walgreens Boots Alliance, Inc.	322,445	5,716,950
		25,933,843
Food Products - 2.0%
Archer Daniels Midland Co.	240,280	14,094,825
Bunge Global SA	65,450	6,660,192
Conagra Brands, Inc.	215,334	6,627,981
Darling Ingredients, Inc. (a)	71,867	3,045,005
Ingredion, Inc.	29,372	3,365,737
The J.M. Smucker Co.	47,816	5,491,668
The Kraft Heinz Co.	359,150	13,866,782
Tyson Foods, Inc. Class A	128,992	7,823,365
		60,975,555
Tobacco - 1.2%
Altria Group, Inc.	794,414	34,803,277
TOTAL CONSUMER STAPLES		126,489,018
ENERGY - 14.2%
Oil, Gas & Consumable Fuels - 14.2%
APA Corp.	162,708	5,115,540
Cheniere Energy, Inc.	107,330	16,938,821
Chesapeake Energy Corp. (b)	50,083	4,501,460
Chevron Corp.	678,450	109,413,632
Chord Energy Corp.	18,595	3,290,943
Civitas Resources, Inc.	38,657	2,781,758
Coterra Energy, Inc.	338,852	9,270,991
Devon Energy Corp.	288,626	14,771,879
EOG Resources, Inc.	252,351	33,343,138
EQT Corp.	185,299	7,428,637
Exxon Mobil Corp.	1,008,372	119,260,156
HF Sinclair Corp.	70,275	3,812,419
Kinder Morgan, Inc.	871,155	15,924,713
Marathon Oil Corp.	263,645	7,078,868
Marathon Petroleum Corp.	165,779	30,125,360
Murphy Oil Corp.	65,350	2,917,224
Ovintiv, Inc.	113,828	5,841,653
PBF Energy, Inc. Class A	48,994	2,609,910
SM Energy Co.	52,121	2,527,347
Southwestern Energy Co. (a)	496,118	3,715,924
Valero Energy Corp.	153,369	24,519,102
		425,189,475
FINANCIALS - 24.2%
Banks - 17.7%
Bank of America Corp.	2,948,970	109,141,380
Bank OZK (b)	47,398	2,116,321
Citigroup, Inc.	857,319	52,579,374
Citizens Financial Group, Inc.	210,027	7,164,021
Comerica, Inc.	59,418	2,981,001
Credicorp Ltd. (United States)	30,613	5,069,819
East West Bancorp, Inc.	63,487	4,729,147
Fifth Third Bancorp	306,837	11,187,277
First Citizens Bancshares, Inc.	5,358	9,037,660
First Horizon National Corp.	251,718	3,755,633
FNB Corp., Pennsylvania	161,647	2,156,371
Huntington Bancshares, Inc.	652,447	8,788,461
JPMorgan Chase & Co.	658,789	126,316,201
M&T Bank Corp.	74,848	10,807,303
Old National Bancorp, Indiana	141,185	2,335,200
PNC Financial Services Group, Inc.	179,306	27,480,438
Popular, Inc.	32,504	2,762,515
Regions Financial Corp.	416,249	8,021,118
U.S. Bancorp	701,411	28,498,329
Webster Financial Corp.	77,493	3,396,518
Wells Fargo & Co.	1,621,236	96,171,720
Western Alliance Bancorp.	48,911	2,779,612
Zions Bancorporation NA	66,739	2,721,616
		529,997,035
Capital Markets - 1.0%
Affiliated Managers Group, Inc.	15,230	2,377,403
Bank of New York Mellon Corp.	342,073	19,323,704
State Street Corp.	136,021	9,860,162
		31,561,269
Consumer Finance - 1.7%
Ally Financial, Inc.	122,292	4,689,898
Capital One Financial Corp.	171,365	24,578,882
Discover Financial Services	112,647	14,275,754
Synchrony Financial	183,277	8,060,522
		51,605,056
Financial Services - 0.3%
Essent Group Ltd.	48,020	2,543,619
Jackson Financial, Inc.	31,874	2,177,632
MGIC Investment Corp.	122,754	2,489,451
Radian Group, Inc.	69,005	2,061,179
		9,271,881
Insurance - 3.4%
American International Group, Inc.	316,259	23,817,465
Arch Capital Group Ltd. (a)	167,133	15,633,621
Assured Guaranty Ltd.	24,487	1,878,153
Everest Re Group Ltd.	19,551	7,163,682
Hartford Financial Services Group, Inc.	134,470	13,028,798
Loews Corp.	82,081	6,168,387
Prudential Financial, Inc.	162,625	17,966,810
Reinsurance Group of America, Inc.	29,690	5,551,733
RenaissanceRe Holdings Ltd.	23,738	5,204,557
Unum Group	81,896	4,152,127
		100,565,333
Mortgage Real Estate Investment Trusts - 0.1%
Rithm Capital Corp.	217,686	2,420,668
TOTAL FINANCIALS		725,421,242
HEALTH CARE - 11.7%
Biotechnology - 1.4%
Gilead Sciences, Inc.	561,305	36,597,086
United Therapeutics Corp. (a)	21,170	4,960,766
		41,557,852
Health Care Providers & Services - 6.2%
Centene Corp. (a)	240,777	17,591,168
Cigna Group	131,769	47,046,804
CVS Health Corp.	566,914	38,385,747
Elevance Health, Inc.	105,846	55,948,079
Humana, Inc.	55,060	16,633,075
Tenet Healthcare Corp. (a)	45,748	5,137,043
Universal Health Services, Inc. Class B	27,483	4,683,928
		185,425,844
Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co.	916,629	40,276,678
Jazz Pharmaceuticals PLC (a)	28,361	3,140,981
Organon & Co.	115,147	2,142,886
Perrigo Co. PLC	61,043	1,993,664
Pfizer, Inc.	2,543,627	65,167,724
Royalty Pharma PLC	173,055	4,793,624
Viatris, Inc.	540,434	6,252,821
		123,768,378
TOTAL HEALTH CARE		350,752,074
INDUSTRIALS - 5.7%
Air Freight & Logistics - 0.9%
FedEx Corp.	103,567	27,111,769
Building Products - 0.3%
Owens Corning	40,037	6,734,624
UFP Industries, Inc.	27,846	3,138,244
		9,872,868
Electrical Equipment - 0.1%
Atkore, Inc.	16,563	2,903,494
Industrial Conglomerates - 0.8%
3M Co.	248,983	24,029,349
Machinery - 1.9%
AGCO Corp.	27,998	3,197,092
Allison Transmission Holdings, Inc.	40,312	2,964,948
CNH Industrial NV	437,535	4,987,899
Cummins, Inc.	61,393	17,342,909
Mueller Industries, Inc.	51,143	2,854,802
PACCAR, Inc.	227,939	24,186,607
		55,534,257
Passenger Airlines - 1.1%
American Airlines Group, Inc. (a)	294,740	3,981,937
Delta Air Lines, Inc.	288,471	14,443,743
Southwest Airlines Co.	268,789	6,972,387
United Airlines Holdings, Inc. (a)	147,767	7,604,090
		33,002,157
Professional Services - 0.2%
SS&C Technologies Holdings, Inc.	97,007	6,003,763
Trading Companies & Distributors - 0.4%
AerCap Holdings NV (a)	91,116	7,698,391
Boise Cascade Co.	17,835	2,359,035
WESCO International, Inc.	19,788	3,022,617
		13,080,043
TOTAL INDUSTRIALS		171,537,700
INFORMATION TECHNOLOGY - 18.5%
Communications Equipment - 2.9%
Cisco Systems, Inc.	1,830,537	85,998,628
Electronic Equipment, Instruments & Components - 1.7%
Arrow Electronics, Inc. (a)	24,241	3,094,848
Avnet, Inc.	40,708	1,989,400
Corning, Inc.	345,909	11,546,442
Flex Ltd. (a)	189,728	5,435,707
Jabil, Inc.	57,458	6,743,271
TD SYNNEX Corp.	33,371	3,932,439
TE Connectivity Ltd.	139,109	19,681,141
		52,423,248
IT Services - 2.8%
Amdocs Ltd.	53,619	4,503,460
Cognizant Technology Solutions Corp. Class A	224,342	14,734,783
IBM Corp.	380,222	63,192,896
		82,431,139
Semiconductors & Semiconductor Equipment - 4.0%
NVIDIA Corp.	51,260	44,289,665
Qualcomm, Inc.	404,909	67,154,158
Skyworks Solutions, Inc.	72,179	7,693,560
		119,137,383
Software - 3.7%
Gen Digital, Inc.	252,488	5,085,108
Microsoft Corp.	256,789	99,975,661
Zoom Video Communications, Inc. Class A (a)	116,129	7,095,482
		112,156,251
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	386,114	65,766,798
Dell Technologies, Inc.	120,188	14,980,232
Hewlett Packard Enterprise Co.	585,631	9,955,727
HP, Inc.	392,821	11,034,342
		101,737,099
TOTAL INFORMATION TECHNOLOGY		553,883,748
MATERIALS - 5.2%
Chemicals - 2.3%
Celanese Corp. Class A	45,115	6,930,115
CF Industries Holdings, Inc.	86,068	6,796,790
Dow, Inc.	316,373	18,001,624
DuPont de Nemours, Inc.	193,758	14,047,455
Eastman Chemical Co.	52,842	4,990,398
LyondellBasell Industries NV Class A	115,306	11,527,141
Olin Corp.	54,148	2,830,857
The Mosaic Co.	147,234	4,621,675
		69,746,055
Containers & Packaging - 0.7%
Berry Global Group, Inc.	52,211	2,957,231
Graphic Packaging Holding Co. (b)	137,872	3,563,991
International Paper Co.	155,876	5,446,307
Sonoco Products Co.	44,128	2,473,374
WestRock Co.	115,760	5,551,850
		19,992,753
Metals & Mining - 2.2%
Cleveland-Cliffs, Inc. (a)	224,472	3,793,577
Commercial Metals Co.	52,431	2,817,642
Newmont Corp.	498,728	20,268,306
Nucor Corp.	110,747	18,664,192
Reliance, Inc.	25,890	7,371,401
Steel Dynamics, Inc.	68,522	8,916,083
United States Steel Corp.	100,787	3,678,726
		65,509,927
TOTAL MATERIALS		155,248,735
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
VICI Properties, Inc.	466,042	13,305,499
UTILITIES - 0.5%
Gas Utilities - 0.1%
National Fuel Gas Co.	41,502	2,203,756
UGI Corp.	94,400	2,412,864
		4,616,620
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Corp.	151,408	11,482,783
TOTAL UTILITIES		16,099,403
TOTAL COMMON STOCKS (Cost $2,821,988,404)		2,991,297,423

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.3% 5/23/24 (d) (Cost $299,040)	300,000	299,032

Money Market Funds - 1.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	50,734,798	50,744,945
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	5,077,763	5,078,271
TOTAL MONEY MARKET FUNDS (Cost $55,823,216)		55,823,216

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $2,878,110,660)	3,047,419,671
NET OTHER ASSETS (LIABILITIES) - (1.6)% (g)	(49,210,295)
NET ASSETS - 100.0%	2,998,209,376

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	26	Jun 2024	6,587,100	(11,117)	(11,117)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $299,032.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $15,808 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	224,734	1,449,230,776	1,398,710,582	663,952	17	-	50,744,945	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	3,834,773	56,448,312	55,204,814	37,293	-	-	5,078,271	0.0%
Total	4,059,507	1,505,679,088	1,453,915,396	701,245	17	-	55,823,216

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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